Consolidated Statement of Changes in Partners' Capital (USD $) In Thousands, except Share data	Total	General Partner [Member]	Limited Partner [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning Balance at Dec. 31, 2007	$ 80,882	$ 53,073	$ 28,177	$ (368)
Beginning Balance (Limited Partner Units) at Dec. 31, 2007			1,936,112
Beginning Balance (General Partner Units) at Dec. 31, 2007		3,213,260
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Purchase of units (Units)		(97,987)	(356,150)
Purchase of units (Value)	(7,241)	(2,479)	(4,762)
Reclassification of dividend reinvestment shares with rescission rights	(606)	(606)
Distributions	(7,986)	(5,231)	(2,755)
Unrealized gain on cash flow hedging activities	368			368
Unrealized loss on change in fair value of available-for-sale marketable securities	0
Net income	1,755	1,134	621
Ending Balance at Dec. 31, 2008	67,172	45,891	21,281	0
Ending Balance (Limited Partner Units) at Dec. 31, 2008			1,579,962
Ending Balance (General Partner Units) at Dec. 31, 2008		3,115,273
Increase (Decrease) in Stockholders' Equity [Roll Forward]
OP Units issued in connection with property acquisition (Units)			234,637
OP Units issued in connection with property acquisition (Value)	3,625		3,625
Reclassification of dividend reinvestment shares with rescission rights	0
Share-based compensation (shares)		209,668
Share-based compensation (value)	764	764
Distributions	(6,777)	(4,407)	(2,370)
Unrealized gain on cash flow hedging activities	0
Unrealized loss on change in fair value of available-for-sale marketable securities	0
Net income	2,075	1,342	733
Ending Balance at Dec. 31, 2009	66,859	43,590	23,269	0
Ending Balance (Limited Partner Units) at Dec. 31, 2009	1,814,599		1,814,599
Ending Balance (General Partner Units) at Dec. 31, 2009	3,324,941	3,324,941
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reclassification of dividend reinvestment shares with rescission rights	606	606
Issuance of OP Units (Units)		2,200,000
Issuance of OP Units (Value)	22,970	22,970
Share-based compensation (shares)		41,622
Share-based compensation (value)	73	73
Repurchase of common shares (shares)		(16,189)
Repurchase of common shares (value)	(249)	(249)
Distributions	(7,551)	(5,387)	(2,164)
Unrealized gain on cash flow hedging activities	0
Unrealized loss on change in fair value of available-for-sale marketable securities	0
Net income	1,575	1,105	470
Ending Balance at Dec. 31, 2010	84,283	62,708	21,575	0
Ending Balance (Limited Partner Units) at Dec. 31, 2010	1,814,569		1,814,569
Ending Balance (General Partner Units) at Dec. 31, 2010	5,550,374	5,550,374
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reclassification of dividend reinvestment shares with rescission rights
Issuance of OP Units (Units)		5,309,600
Issuance of OP Units (Value)	59,683	59,683	0	0
Stock Issued During Period, Shares, Dividend Reinvestment Plan		1,669	0
StockIssuedDuringPeriodValueDividendReinvestmentPlanNetOfCosts	(16)	(16)	0	0
Share-based compensation (shares)		(30)
Share-based compensation (value)	86	86	0	0
Distributions	(9,785)	(8,320)	(1,465)
Unrealized gain on cash flow hedging activities	0
Unrealized loss on change in fair value of available-for-sale marketable securities	(1,881)	0	0	(1,881)
Net income	683	561	122
Ending Balance at Sep. 30, 2011	$ 133,053	$ 114,702	$ 20,232	$ (1,881)
Ending Balance (Limited Partner Units) at Sep. 30, 2011	1,814,569		1,814,569
Ending Balance (General Partner Units) at Sep. 30, 2011	10,861,546	10,861,613